Financial Instruments (Details 4) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Credit from banking corporations	$ 895	$ 25
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Credit from banking corporations	(163,137)	(68,540)
Interest rate risk [member] | Euribor Interest Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Credit from banking corporations	(1,115)	(67,281)
Loan from banking corporation	(43,649)	(1,259)
Interest rate risk [member] | Secured Overnight Financing Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Credit from banking corporations	118,373
Interest rate risk [member] | Two Percent Increase In Interest Rates Effect On Pre Tax Profit [Member]
Disclosure of detailed information about financial instruments [line items]
Credit from banking corporations	(895)	(25)
Interest rate risk [member] | Two Percent Increase In Interest Rates Effect On Pre Tax Profit [Member] | Euribor Interest Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Credit from banking corporations	(22)	(0)
Loan from banking corporation	(873)	(25)
Interest rate risk [member] | Two Percent Increase In Interest Rates Effect On Pre Tax Profit [Member] | Secured Overnight Financing Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Credit from banking corporations	0
Interest rate risk [member] | Two Percent Decrease In Interest Rates Effect On Pre Tax Profit [Member] | Euribor Interest Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Credit from banking corporations	22	0
Loan from banking corporation	873	$ 25
Interest rate risk [member] | Two Percent Decrease In Interest Rates Effect On Pre Tax Profit [Member] | Secured Overnight Financing Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Credit from banking corporations	$ 0